UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22685

FEG DIRECTIONAL ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Directional Access Fund LLC

Schedule of Investments

December 31, 2014
(unaudited)

	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted(9)	Redemption Notice Period(9)

Investments in Portfolio Funds: (1)
United States:
Hedged Equity: (10)
Brenner West Capital Qualified Partners, L.P.	6,000,000	6,510,717	6.1%	Quarterly (2)	60 days
Broadway Gate Onshore Fund, L.P.	7,000,000	7,515,523	7.1	Quarterly (2)	60 days
Conatus Capital Partners, L.P.	4,212,398	5,276,843	5.0	Quarterly (2)	65 days
Darsana Fund, L.P.	7,000,000	7,710,453	7.3	Quarterly	60 days
Discovery Equity Partners, L.P.	4,410,893	4,901,896	4.6	Quarterly (3)	30 days
ESG Cross Border Equity Fund, L.P.	6,000,000	6,418,745	6.1	Quarterly	60 days
Fine Partners I, L.P.	5,250,000	6,168,296	5.8	Annually (4)	60 days
FVP US-Q, L.P.	6,000,000	5,639,596	5.3	Annually (6)	90 days
Hoplite Partners, L.P.	6,500,000	7,985,832	7.5	Annually (3)	60 days
Indus Asia Pacific Distribution Holding Company II, Ltd.	38,695	34,940	0.0	N/A(11)	N/A
JHL Capital Group Fund LLC	6,000,000	6,777,108	6.4	Quarterly	60 days
LAE Fund, L.P.	6,000,000	5,363,418	5.1	Quarterly	60 days
Marble Arch QP Partners, L.P.	5,000,000	6,589,544	6.2	Semi-Annually (2)	60 days
Moon Capital Global Equity Fund, L.P.	3,000,000	3,321,620	3.1	Quarterly (5)	90 days
One North Capital- Asia Value Fund	4,000,000	4,052,845	3.8	Monthly (2)	60 days
Palo Alto Healthcare Fund II, L.P.	3,018,766	6,886,375	6.5	Semi-Annually (3)	30 days
PFM Diversified Fund, L.P.	6,500,000	8,536,149	8.1	Quarterly (4)	60 days
Sachem Head Fund L.P.	1,500,000	1,722,607	1.6	Quarterly (7)	65 Days
Tybourne Equity (US) Fund	5,500,000	6,786,961	6.4	Quarterly (4)	45 days
Total Investments in Portfolio Funds	$92,930,752	$108,199,468	102.0%

FEG Directional Access Fund LLC

Schedule of Investments (continued)

December 31, 2014
(unaudited)

Short-Term Investments:
Money Market Fund:
Federated Prime Obligations Fund #10, 0.03% (8)	$1,735,846	$1,735,846	1.6%
Total Investments in Portfolio Funds and
Short-Term Investments	$94,666,598	$109,935,314	103.6%

Liabilities in excess of other assets		(3,868,151)	(3.6)%

Members' capital		$106,067,163	100.0%

(1)	Non-income producing.
(2)	Withdrawals from these portfolio funds are permitted after a one year lock-up period from the date of the initial investment.
(3)	Withdrawals from these portfolio funds are permitted after a two year lock-up period from the date of the initial investment.
(4)	Withdrawals from these portfolio funds are permitted after a three year lock-up period from the date of the initial investment.
(5)	Withdrawals from these portfolio funds are permitted after a three year lock-up period from the date of the initial investment, with 1/12 of the total investment becoming eligible for redemption each quarter.
(6)	Withdrawals from these portfolio funds are permitted after a five year lock-up period from the date of the initial investment.
(7)	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.
(8)	The rate shown is the annualized 7-day yield as of December 31, 2014.
(9)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(10)	Hedged directional investment strategies generally involve taking both long and short positions in equity securities deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, hedged directional Portfolio Fund Managers generally do not attempt to neutralize the amount of their long and short positions (i.e., they will be net long or net short).
(11)	The position is in liquidation mode and will be distributed via in-kind distributions by the holdings company.

Type of Investment as a Percentage of Total Members' Capital (unaudited):

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the FEG Directional Access Fund LLC (the “Fund”) would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Fair value of investments in Portfolio Funds with the ability to redeem within one quarter of the measurement date.

•	Level 3 – Fair value of investments in Portfolio Funds that do not have the ability to redeem within one quarter of the measurement date.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of December 31, 2014:

Investments	Level 1	Level 2	Level 3	Total
Portfolio Funds	$-	$72,642,805	$35,556,663	$108,199,468
Short-Term Investments	1,735,846	-	-	1,735,846
Total	$1,735,846	$72,642,805	$35,556,663	$109,935,314

The Schedule of Investments categorizes the aggregate fair value of the Fund's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of December 31, 2014. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one quarter or due to changes in side-pockets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Portfolio Funds
Balance as of March 31, 2014	$53,291,583
Realized gain (loss)	198,474
Net change in unrealized appreciation/(depreciation)	1,999,936
Purchases	9,163,695
Sales	(2,885,974)
Net transfers out of Level 3	(26,211,051)
Balance as of December 31, 2014	$35,556,663

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG DIRECTIONAL ACCESS FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	March 2, 2015

* Print the name and title of each signing officer under his or her signature.